Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Deferred tax assets and liabilities
Deferred tax assets and liabilities

22 Deferred tax assets and liabilities

(€ million)	December 31, 2019	December 31, 2018
Deferred tax liabilities before offsetting	9,583	7,956
Deferred tax assets available for offset	(4,663)	(3,684)
Deferred tax liabilities	4,920	4,272
Deferred tax assets before offsetting (net of accumulated write-down provisions)	9,023	7,615
Deferred tax liabilities available for offset	(4,663)	(3,684)
Deferred tax assets	4,360	3,931

The most significant temporary differences giving rise to net deferred tax liabilities are disclosed below:

	Carrying	Carrying
	amount at	amount at
	December 31,	December 31,
(€ million)	2019	2018
Deferred tax liabilities
Accelerated tax depreciation	6,796	6,612
Leasing	1,375
Difference between the fair value and the carrying amount of assets acquired	617	849
Site restoration and abandonment (tangible assets)	126	85
Application of the weighted average cost method in evaluation of inventories	97	44
Other	572	366
	9,583	7,956
Deferred tax assets, gross
Carry-forward tax losses	(6,065)	(5,528)
Site restoration and abandonment (provisions for contingencies)	(2,242)	(1,986)
Timing differences on depreciation and amortization	(2,022)	(2,104)
Accruals for impairment losses and provisions for contingencies	(1,513)	(1,460)
Leasing	(1,385)
Impairment losses	(946)	(792)
Over/Under lifting	(525)	(604)
Employee benefits	(209)	(212)
Unrealized intercompany profits	(120)	(124)
Other	(740)	(546)
	(15,767)	(13,356)
Accumulated write-downs of deferred tax assets	6,744	5,741
Deferred tax assets, net	(9,023)	(7,615)

The following table summarizes the changes in deferred tax liabilities and assets:

			Accumulated	Deferred tax
	Deferred tax	Deferred tax	write-downs of	assets, net of
(€ million)	liabilities, gross	assets, gross	deferred tax assets	impairments
2019
Carrying amount at December 31, 2018	7,956	(13,356)	5,741	(7,615)
Changes in accounting policies (IFRS 16)	1,470	(1,470)		(1,470)
Carrying amount at January 1, 2019	9,426	(14,826)	5,741	(9,085)
Additions	1,265	(2,091)	1,161	(930)
Deductions	(1,205)	1,407	(174)	1,233
Currency translation differences	194	(182)	34	(148)
Other changes	(97)	(75)	(18)	(93)
Carrying amount at at December 31, 2019	9,583	(15,767)	6,744	(9,023)
2018
Carrying amount at December 31, 2017	10,169	(13,609)	5,262	(8,347)
Changes in accounting policies (IFRS 15)	37	(237)		(237)
Carrying amount at January 1, 2018	10,206	(13,846)	5,262	(8,584)
Additions	1,147	(1,478)	253	(1,225)
Deductions	(802)	1,523	(43)	1,480
Currency translation differences	283	(278)	71	(207)
Change in the scope of consolidation	(2,778)	813		813
Other changes	(100)	(90)	198	108
Carrying amount at at December 31, 2018	7,956	(13,356)	5,741	(7,615)

The first application of IFRS 16 is disclosed in note 3 – Changes in accounting policies.

Carry-forward tax losses amounted to €21,360 million out of which €15,256 million can be carried forward indefinitely. Carry-forward tax losses were €12,039 million and €9,321 million at Italian subsidiaries and foreign subsidiaries, respectively. Deferred tax assets recognized on these losses amounted to €2,936 million and €3,129 million, respectively.

Italian taxation law allows the carry-forward of tax losses indefinitely. Foreign taxation laws generally allow the carry-forward of tax losses over a period longer than five years, and in many cases, indefinitely. A tax rate of 24% was applied to tax losses of Italian subsidiaries to determine the portion of the carry-forwards tax losses, which will be utilized in future years to offset expected taxable profit. The corresponding average rate for foreign subsidiaries was 33.6%.

Accumulated write-downs of deferred tax assets related to Italian companies for €5,329 million and non-Italian companies for €1,415 million.

Taxes are also described in note 32 – Income taxes.